Equity - Share capital and premium additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Issue of shares (in shares)	5,000	2,935,000	3,397,000
Issue of contingent convertible capital securities | $	$ 864	$ 750
Authorised share capital, ordinary shares (in shares)		9,142,000,000	14,729,000,000		9,142,000,000
Issued share capital, ordinary shares (in shares)		3,726,539,000	3,904,065,000		3,498,194,000
Treasury shares
Disclosure of classes of share capital [line items]
Issue of shares (in shares)	464,000	(312,000)	102,000
Issued share capital, ordinary shares (in shares)		107,400,000	128,300,000		154,600,000
Perpetual additional tier 1 contingent capital securities
Disclosure of classes of share capital [line items]
Issue of shares (in shares)	0.0	2,900,000	3,400,000
Issued capital | $		$ 6,750			$ 7,750
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in eur per share) | € / shares				€ 0.01